SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 295,681	$ 262,325	$ 174,856
Charged to Costs and Expenses	294,798	232,797	264,888
Charged to Other Accounts	0	0	0
Deductions from Reserves	(217,191)	(199,441)	(177,419)
Balance at End of Period	373,288	295,681	262,325
Allowance for Trade Receivables
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	40,153	32,638	15,885
Charged to Costs and Expenses	166,993	174,314	172,622
Charged to Other Accounts	0	0	0
Deductions from Reserves	(165,354)	(166,799)	(155,869)
Balance at End of Period	41,792	40,153	32,638
Valuation Allowance of Net Deferred Taxes
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	235,485	207,055	147,223
Charged to Costs and Expenses	92,139	28,430	59,832
Charged to Other Accounts	0	0	0
Deductions from Reserves	(15,476)	0	0
Balance at End of Period	312,148	235,485	207,055
Inventory Obsolescence Reserve
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	20,043	22,632	11,748
Charged to Costs and Expenses	35,666	30,053	32,434
Charged to Other Accounts	0	0	0
Deductions from Reserves	(36,361)	(32,642)	(21,550)
Balance at End of Period	$ 19,348	$ 20,043	$ 22,632